Financial assets and liabilities - Cross currency interests rate swaps (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk	$ 3	$ 13
Consideration paid on termination of derivative financial instruments	(35)
Maximum amount drawable	1,782	1,193
Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk	3	13
Fair value of derivatives terminated	(34)
Consideration paid on termination of derivative financial instruments	(35)
Maximum amount drawable	662	$ 300
Series of new CCIRS
Disclosure of detailed information about financial instruments [line items]
Maximum amount drawable	$ 330